Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	225	47	472	256
General and administrative	546	407	2,399	1,634
Loss from operations	(771)	(454)	(2,871)	(1,890)
Other income/(expense):
Unrealized (loss)/gain on derivatives	(37)	43	48	1,237
Sale of Eniluracil (Note 8)			40	0
Other loss	(1)	(9)	(14)	(9)
Interest income	3	0	8	3
Total other (expense)/income, net	(35)	34	82	1,231
Net loss	$ (806)	$ (420)	$ (2,789)	$ (659)
Basic net loss per common share	$ (0.06)	$ (0.04)
Diluted net loss per common share	$ (0.06)	$ (0.04)
Weighted-average number of common shares outstanding, basic (Note 3)	13,643	10,942	12,765	10,827
Weighted-average number of common shares outstanding, diluted (Note 3)	13,643	10,942	12,765	10,827
Loss per common share, basic and diluted	$ (0.06)	$ (0.04)	$ (0.22)	$ (0.06)